AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 61.7%			GrafTech International Ltd.[1]	770,642	$9,864,218
Communication Services - 8.5%			Total Industrials		562,612,584
Alphabet, Inc. , Class C*	100,000	$121,900,000	Information Technology - 8.6%
Comcast Corp., Class A	1,500,000	67,620,000	Cisco Systems, Inc.	2,240,000	110,678,400
Fox Corp., Class A [1]	2,000,000	63,070,000	Cognizant Technology Solutions Corp., Class A	1,360,000	81,960,400
Fox Corp., Class B	3,100,000	97,774,000	Corning, Inc. [1]	1,100,000	31,372,000
News Corp., Class A	6,355,385	88,466,959	Infosys, Ltd., Sponsored ADR (India)	1,265,000	14,383,050
The Walt Disney Co.	2,040,439	265,910,011	Microsoft Corp.	1,660,000	230,789,800
Total Communication Services		704,740,970	Oracle Corp.	4,300,000	236,629,000
Consumer Discretionary - 5.8%			Total Information Technology		705,812,650
Booking Holdings, Inc. *	117,500	230,606,675	Total Common Stocks
			(Cost $3,406,910,996)		5,082,723,816
Macy's, Inc.[1]	13,397,000	208,189,380
Rinnai Corp. (Japan)	620,000	41,777,176		Principal
				Amount
Total Consumer Discretionary		480,573,231
			Corporate Bonds and Notes - 2.2%
Consumer Staples - 17.8%
			Energy - 0.4%
Beiersdorf AG, ADR (Germany) [1]	4,305,280	101,410,870
			W&T Offshore, Inc.
The Coca-Cola Co.	5,400,000	293,976,000	9.750%, 11/01/23[2]	$35,016,000	33,426,974
Colgate-Palmolive Co.	1,100,000	80,861,000	Industrials - 1.8%
Hengan International Group Co., Ltd. (China)	6,935,400	45,445,211	Weatherford International LLC
PepsiCo, Inc.	2,900,000	397,590,000	6.800%, 06/15/37[3]	3,583,000	1,263,008
			9.875%, 03/01/25[3]	57,024,000	19,673,280
The Procter & Gamble Co.	3,100,000	385,578,000
			Weatherford International, Ltd.
Sysco Corp.	2,000,000	158,800,000	4.500%, 04/15/22[3]	51,920,000	18,042,200
Total Consumer Staples		1,463,661,081	5.125%, 09/15/20 [3]	1,011,000	348,795
			5.950%, 04/15/42[3]	93,462,000	32,478,045
Energy - 2.0%			6.500%, 08/01/36[3]	4,808,000	1,658,760
ConocoPhillips	1,100,000	62,678,000	6.750%, 09/15/40[3]	4,206,000	1,461,585
			8.250%, 06/15/23[3]	70,354,000	24,975,670
Exxon Mobil Corp.	1,400,000	98,854,000
			9.875%, 02/15/24 [3]	131,207,000	46,906,502
Total Energy		161,532,000	9.875%, 03/01/39[3]	10,687,000	3,793,885
Financials - 6.5%			Total Industrials		150,601,730
The Bank of New York Mellon Corp.	2,300,000	103,983,000	Total Corporate Bonds and Notes
The Goldman Sachs Group, Inc.	210,000	43,518,300	(Cost $222,900,831)		184,028,704
State Street Corp.	2,400,000	142,056,000		Shares
U. S. Bancorp	3,000,000	166,020,000	Preferred Stock - 8.9%
Wells Fargo & Co.	1,600,000	80,704,000	Information Technology - 8.9%
Total Financials		536,281,300	Samsung Electronics Co., Ltd., 2.640% (South
Health Care - 5.7%			Korea)	22,186,473	732,355,170
Anthem, Inc.	600,000	144,060,000	Total Preferred Stock
			(Cost $570,389,264)		732,355,170
Johnson & Johnson	2,500,000	323,450,000
Total Health Care		467,510,000
Industrials - 6.8%
Aggreko PLC (United Kingdom)	3,848,864	39,317,222
Bollore SA (France)	96,514,569	399,664,487
Brenntag AG (Germany)	2,352,309	113,766,657

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value

Short-Term Investments - 27.0%			Other Investment Companies - 27.0%
Joint Repurchase Agreements - 0.0%[4]			Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.85%[5]	877,259,729	$877,259,729
Citadel Securities LLC, dated 09/30/19, due
10/01/19, 2.390% total to be received			JPMorgan U.S. Government Money Market Fund,
$1,000,066 (collateralized by various			IM Shares, 1.87%[5]	1,350,395,435	1,350,395,436
U. S. Treasuries, 0.000% - 8.500%, 10/15/19 -			Total Other Investment Companies		2,227,655,165
09/09/49, totaling $1,020,068)	$1,000,000	$1,000,000
			Total Short-Term Investments
RBC Dominion Securities, Inc. , dated 09/30/19,			(Cost $2,228,776,597)		2,228,776,597
due 10/01/19, 2.370% total to be received
$121,440 (collateralized by various			Total Investments - 99.8%
U. S. Government Agency Obligations and			(Cost $6,428,977,688)		8,227,884,287
U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -			Other Assets, less Liabilities - 0.2%		18,967,857
09/01/49, totaling $123,861)	121,432	121,432	Net Assets - 100.0%		$8,246,852,144
Total Joint Repurchase Agreements		1,121,432

* Non-income producing security.			[4] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $215,340,028 or 2.6% of net assets, were out on			repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			[5] Yield shown represents the September 30, 2019, seven day average yield, which refers
Obligations. See below for more information.			to the sum of the previous seven days' dividends paid, expressed as an annual
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			percentage.
security may be resold in transactions exempt from registration, normally to qualified			ADR American Depositary Receipt
buyers. At September 30, 2019, the value of these securities amounted to $33,426,974 or 0.4% of net assets.
[3] Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$1,418,215,870	$45,445,211	—	$1,463,661,081
Information Technology	705,812,650	—	—	705,812,650
Communication Services	704,740,970	—	—	704,740,970
Industrials	9,864,218	552,748,366	—	562,612,584
Financials	536,281,300	—	—	536,281,300
Consumer Discretionary	438,796,055	41,777,176	—	480,573,231
Health Care	467,510,000	—	—	467,510,000
Energy	161,532,000	—	—	161,532,000
Corporate Bonds and Notes †	—	184,028,704	—	184,028,704
Preferred Stock †	—	732,355,170	—	732,355,170
Short-Term Investments
Joint Repurchase Agreements	—	1,121,432	—	1,121,432
Other Investment Companies	2,227,655,165	—	—	2,227,655,165
Total Investments in Securities	$6,670,408,228	$1,557,476,059	—	$8,227,884,287

† All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2019 is as follows:

	% of Long-Term
Country	Investments
China	0.8
France	6.7
Germany	3.6
India	0.2
Japan	0.7
South Korea	12.2
United Kingdom	0.6
United States	75.2
	100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$215,340,028	$1,121,432	$215,602,441	$216,723,873

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/22/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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